Employee Benefit Plan, Master Trust (Tables) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
EBP, Master Trust
The net assets of the Master Trust and the Plan's respective interest in the Master Trust are as follows:

	Master Trust		Plan's Interest in Master Trust
in thousands	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Assets:
Investments at fair value:
Cash and cash equivalents	$54,063	$59,712	$105	$33
Equities	2,875,954	3,105,335	2,140	2,275
Collective trust funds	10,765,933	9,201,146	35,112	27,831
Registered investment funds	1,244,628	1,014,249	1,197	928
Brokerage window	460,347	393,713	—	—
Total investments at fair value	15,400,925	13,774,155	38,554	31,067
Fully benefit-responsive investment at contract value	776,605	758,680	4,873	4,093
Receivables:
Other receivables	196	252	—	—
Total receivables	196	252	—	—
Total assets	16,177,726	14,533,087	43,427	35,160

Liabilities:
Accrued liabilities	25	609	—	587
Total liabilities	25	609	—	587

Net assets	$16,177,701	$14,532,478	$43,427	$34,573

Investment Income [Table]
Investment income for the Master Trust and the Plan's respective interest in the Master Trust are as follows:

	Master Trust	Plan's Interest in Master Trust
	Year Ended	Year Ended
in thousands	December 31, 2025	December 31, 2025
Investment income:
Net appreciation in fair value of investments	$1,861,692	$5,615
Dividends and interest income	52,844	40
Total investment income	$1,914,536	$5,655

EBP, Investment, Fair Value and NAV

	Investments at Fair Value as of December 31, 2025
in thousands	Level 1	Level 2	Total
Cash and cash equivalents	$54,063	$—	$54,063
Equities	2,875,954	—	2,875,954
Collective trust funds	—	10,765,933	10,765,933
Registered investment funds	1,244,628	—	1,244,628
Brokerage window	460,347	—	460,347
Total investments at fair value	$4,634,992	$10,765,933	$15,400,925

	Investments at Fair Value as of December 31, 2024
in thousands	Level 1	Level 2	Total
Cash and cash equivalents	$59,712	$—	$59,712
Equities	3,105,335	—	3,105,335
Collective trust funds	—	9,201,146	9,201,146
Registered investment funds	1,014,249	—	1,014,249
Brokerage window	393,713	—	393,713
Total investments at fair value	$4,573,009	$9,201,146	$13,774,155